RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
15.	RELATED PARTY TRANSACTIONS

Operating lease commitments

The Company’s VIE, Fujian Service, entered into an office rental agreement in 2008 with Ping Lin, a relative of one of the former owners, Qing Lin, from January 1, 2008 to December 31, 2009. This agreement has been renewed and extended the period from January 1, 2010 to December 31, 2015. Fujian WangGang and Wonder Dredging also entered into office rental agreements in 2010 with Ping Lin from June 10, 2010 to June 9, 2011 and May 1, 2010 to April 30, 2011, respectively. The office rental agreements between Fujian WangGang and Ping Lin, and Wonder Dredging and Ping Lin have been renewed and extended the period from June 10, 2011 to June 9, 2012 and May 1, 2011 to April 30, 2012, respectively. Office rental paid for the years ended December 31, 2011, 2010 and 2009 was as follows:

		For the Years Ended
Type	Name of related party	2011	2010	2009
Office rental	Ping Lin	$25,527	$11,653	$8,872
Hire charge of dredger	Fujian Lutong Highway Engineering Construction Co., Ltd	-	1,035,442	1,024,845
Hire charge of crew	Fujian Lutong Highway Engineering Construction Co., Ltd	-	532,513	527,063
		$25,527	$1,579,608	$1,560,780

Hire charges of dredger and crew are included as part of the cost of revenue. Office rental is included in the general and administrative expenses.

The total future minimum lease payments under non-cancellable operating leases with respect to office as of December 31, 2011 were payable to the related party as follows:

Office rental
For the years ended December 31,
2012	$12,517
2013	12,517
2014	12,517
2015	12,517
2016	-
$50,068

Operating lease commitments for both related parties commitments and non-related parties commitments is summarized in Note 17.